Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share (in shekels per share)	₪ 1	₪ 1
Common Stock, Shares Authorized	80,000,000	80,000,000
Common Stock, Shares, Issued	44,198,330	44,198,330
Common Stock, Shares, Outstanding	44,198,330	42,789,409
Treasury Stock, Shares	0	1,408,921